Risk Management - Net Fair Value of Risk Management Positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / barrel	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 10	$ 7	$ 12
Fair value derivative financial instruments
Disclosure of Derivative Financial Instruments [Line Items]
Average contract financial term	12 months
Power Contacts
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 2
Renewable Power Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 11
WTI Fixed – Sell | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional volume | $ / barrel	9,300,000
Weighted average price | $ / barrel	59.15
Fair value of derivative financial instruments net	$ 25
WTI Fixed – Buy | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional volume | $ / barrel	700,000
Weighted average price | $ / barrel	60.14
Fair value of derivative financial instruments net	$ (3)
Other Financial Positions
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ (25)